SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Municipal Trust


(Name of Registrant)

File No. 2-55725



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Municipal Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Aggressive Municipal Fund


3.
Investment Company Act File Number:   811-2720


        Securities Act File Number:   2-55725


4.
Last day of fiscal year for which this notice is filed:   December 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 7,363,540


Aggregate Price:        82,839,824


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 18,490,971


Aggregate Price:        208,826,829

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 14,137,312


Aggregate Price:        160,585,909


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      160,585,909


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (160,585,909)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/2900


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

February 20, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        February 28, 1996



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Municipal Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Insured Municipal Income Fund


3.
Investment Company Act File Number:   811-2720


        Securities Act File Number:   2-55725


4.
Last day of fiscal year for which this notice is filed:  December 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 7,685,109


Aggregate Price:        87,994,503


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 24,393,833


Aggregate Price:        280,057,203

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 24,393,833


Aggregate Price:        280,057,203


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      280,057,203


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (280,057,203)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/2900


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

February 20, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        February 28, 1996



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Municipal Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Municipal Bond Fund


3.
Investment Company Act File Number:   811-2720


        Securities Act File Number:   2-55725


4.
Last day of fiscal year for which this notice is filed:   December 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 109,180,818


Aggregate Price:        898,890,299


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 15,686,835


Aggregate Price:        124,082,869


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 63,132,874


Aggregate Price:        496,379,289

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 63,132,874


Aggregate Price:        496,379,289


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      496,379,289


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (496,379,289)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/2900


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

February 20, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        February 28, 1996



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Municipal Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Michigan Municipal Income Fund


3.
Investment Company Act File Number:   811-2720


        Securities Act File Number:   2-55725


4.
Last day of fiscal year for which this notice is filed:   December 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 7,277,026


Aggregate Price:        79,901,745


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 11,715,234


Aggregate Price:        129,912,853

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 10,168,400


Aggregate Price:        113,113,870


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      113,113,870


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (113,113,870)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/2900


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

February 20, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        February 28, 1996



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Municipal Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Ohio Municipal Income Fund


3.
Investment Company Act File Number:   811-2720


        Securities Act File Number:   2-55725


4.
Last day of fiscal year for which this notice is filed:   December 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 6,822,905


Aggregate Price:        75,870,699


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 10,311,424


Aggregate Price:        114,967,370

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 8,706,556


Aggregate Price:        97,218,900


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      97,218,900


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (97,218,900)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/2900


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

February 20, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        February 28, 1996



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Municipal Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Spartan Pennsylvania Municipal Income Fund


3.
Investment Company Act File Number:   811-2720


        Securities Act File Number:   2-55725


4.
Last day of fiscal year for which this notice is filed:   December 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 4,235,950


Aggregate Price:        43,291,410


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 4,991,194


Aggregate Price:        51,099,085

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 3,101,862


Aggregate Price:        31,916,917


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      31,916,917


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (31,916,917)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/2900


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

February 20, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        February, 28, 1996


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Municipal Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Minnesota Muni Income Fund


3.
Investment Company Act File Number:   811-2720


        Securities Act File Number:   2-55725


4.
Last day of fiscal year for which this notice is filed:   December 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 3,768,201


Aggregate Price:        40,169,020


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 8,070,658


Aggregate Price:        86,425,555

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 6,996,731


Aggregate Price:        75,144,420


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      75,144,420


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (75,144,420)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/2900


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

February 20, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        February 28, 1996


* Please print the name and title of the signing officer below the signature.

